Trade accounts and other receivables	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Trade accounts and other receivables
7
. Trade accounts and other receivables
Trade accounts and other receivables consist of the following:

	Yen in millions
	March 31,
	2021	2022
Accounts and notes receivables	2,301,976	2,466,398
Other receivables	688,352	716,558
Allowance for doubtful accounts	(31,586)	(40,124)

Total	2,958,742	3,142,832

Trade accounts and other receivables which are unconditional rights to considerations are classified as financial assets measured at amortized cost.

The changes in the allowance for doubtful accounts consist of the following:

	Yen in millions
	For the years ended March 31,
	2021	2022
Allowance for doubtful accounts at beginning of year	90,266	97,378
Provision for doubtful accounts, net of reversal	7,780	10,649
Write-offs	(3,112)	(1,239)
Other	2,444	4,005

Allowance for doubtful accounts at end of year	97,378	110,793

“Other” includes currency translation adjustments.
A portion of the allowance for doubtful accounts is attributed to certain non-current
receivable balances which are reported as other financial assets under non-current
assets.